Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 58,739	¥ 70,025
Effects on defined benefit obligations from a increase in the discount rate	53,176	63,047
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	62,310	67,928
Effects on defined benefit obligations from a increase in the discount rate	¥ 55,111	¥ 59,881